Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Summary of Debt

	March 31, 2017		December 31, 2016
(In millions)	Face Value	Book Value	Book Value
CERP	$4,570	$4,517	$4,563
CGP	2,324	2,272	2,275
Total debt	6,894	6,789	6,838
Current portion of long-term debt	(46)	(46)	(89)
Long-term debt	$6,848	$6,743	$6,749

Unamortized discounts and deferred finance charges		$105	$110
Fair value	$7,132

	As of December 31,
	2016		2015
(In millions)	Face Value	Book Value	Book Value
CERP	$4,618	$4,563	$4,627
CGP	2,330	2,275	2,337
Total debt	6,948	6,838	6,964
Current portion of long-term debt	(89)	(89)	(187)
Long-term debt	$6,859	$6,749	$6,777

Fair value of debt	$7,190

Annual Estimated Debt Service Requirements
Estimated Debt Service Payments (1)

(In millions)	Remaining 2017	2018	2019	2020	2021	Thereafter	Total
Long-Term Debt Principal
CERP	$20	$25	$25	$3,350	$1,150	$—	$4,570
CGP	16	25	197	300	1,099	687	2,324
Total principal	36	50	222	3,650	2,249	687	6,894

Estimated Interest
CERP	340	390	400	360	130	—	1,620
CGP	150	190	190	160	90	40	820
Total interest	490	580	590	520	220	40	2,440

Principal and Interest
CERP	360	415	425	3,710	1,280	—	6,190
CGP	166	215	387	460	1,189	727	3,144
Total principal and interest	$526	$630	$812	$4,170	$2,469	$727	$9,334
____________________

(1)
Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.

Estimated Debt Service Payments (1)

	Years Ended December 31,
(In millions)	2017	2018	2019	2020	2021	Thereafter	Total
Principal
CERP	$68	$25	$25	$3,350	$1,150	$—	$4,618
CGP	21	25	198	300	1,099	687	2,330
Total principal	89	50	223	3,650	2,249	687	6,948

Estimated Interest
CERP	390	390	400	360	130	—	1,670
CGP	180	190	190	160	90	40	850
Total interest	570	580	590	520	220	40	2,520

Principal and Interest
CERP	458	415	425	3,710	1,280	—	6,288
CGP	201	215	388	460	1,189	727	3,180
Total principal and interest	$659	$630	$813	$4,170	$2,469	$727	$9,468

Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities
Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities

	December 31, 2016		December 31, 2015
(In millions)	Proceeds	Repayments	Proceeds	Repayments
CERP Term Loan	$—	$(25)	$—	$(25)
CERP Senior Secured Revolver	105	(145)	230	(330)
CGPH Term Loan	—	(12)	—	(12)
CGPH Senior Secured Revolving Credit Facility	15	(60)	80	(35)
Horseshoe Baltimore Credit Facility	—	(3)	—	—
Horseshoe Baltimore FF&E Facility	—	(5)	—	(3)
Cromwell Credit Facility	—	(3)	—	(10)
Other debt activity	—	(10)	—	(25)
Capital lease payments	—	(5)	—	(10)
Total	$120	$(268)	$310	$(450)

Credit Facilities

Credit Facility	Covenant Type	Effective Period	Requirement
CERP Credit Facility	CERP Maximum SSLR	From inception	8.00	to 1.00
CGPH Senior Secured Term Loan	CGPH Maximum SSLR	From inception	6.00	to 1.00
Horseshoe Baltimore Credit and FF&E Facilities (1)	CBAC Maximum SSLR	Q1 - Q4 2017	6.00	to 1.00
	CBAC Maximum SSLR	Q1 2018 and thereafter	4.75	to 1.00
Cromwell Credit Facility	Cromwell Maximum SSLR	Q2 2016 - Q1 2017	5.00	to 1.00
	Cromwell Maximum SSLR	Q2 2017 and thereafter	4.75	to 1.00
____________________

(1)	CBAC Borrower, LLC (“CBAC”) is a joint venture in which Caesars Baltimore Investment Company, LLC (“CBIC”) holds an interest. CBIC is a wholly owned subsidiary of CGP.

Credit Facility	Covenant Type	Effective Period	Requirement
CERP Credit Facility	CERP Maximum SSLR	From inception	8.00	to 1.00
CGPH Senior Secured Term Loan	CGPH Maximum SSLR	From inception	6.00	to 1.00
Horseshoe Baltimore Credit and FF&E Facilities	CBAC Maximum SSLR	Q1 - Q4 2016	7.50	to 1.00
	CBAC Maximum SSLR	Q1 - Q4 2017	6.00	to 1.00
	CBAC Maximum SSLR	Q1 2018 and thereafter	4.75	to 1.00
Cromwell Credit Facility	Cromwell Maximum SSLR	Q2 2015 - Q1 2016	5.25	to 1.00
	Cromwell Maximum SSLR	Q2 2016 - Q1 2017	5.00	to 1.00
	Cromwell Maximum SSLR	Q2 2017 and thereafter	4.75	to 1.00

CERP
Debt Instrument [Line Items]
Summary of Debt
CERP Debt

	March 31, 2017				December 31, 2016
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CERP Credit Facility
CERP Revolving Credit Facility (2)	2018	variable	$—	$—	$40
CERP Senior Secured Term Loan (3)	2020	7.00%	2,419	2,382	2,387
CERP Notes
CERP First Lien Notes	2020	8.00%	1,000	994	993
CERP Second Lien Notes	2021	11.00%	1,150	1,140	1,140
Capital lease obligations and other	2017	various	1	1	3
Total CERP Debt			4,570	4,517	4,563
Current portion of CERP long-term debt			(26)	(26)	(68)
CERP long-term debt			$4,544	$4,491	$4,495
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate for amounts currently borrowed is determined by adding LIBOR to a base rate of 6.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.

CERP Debt

	As of December 31,
	2016				2015
Detail of Debt (Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CERP Credit Facility
CERP Revolving Credit Facility (2)	2018	variable	$40	$40	$80
CERP Term Loan (3)	2020	7.00%	2,425	2,387	2,403
CERP Notes
CERP First Lien Notes	2020	8.00%	1,000	993	992
CERP Second Lien Notes	2021	11.00%	1,150	1,140	1,138
Capital lease obligations and other	to 2017	various	3	3	14
Total CERP Debt			4,618	4,563	4,627
Current portion of CERP Long-Term Debt			(68)	(68)	(117)
CERP Long-Term Debt			$4,550	$4,495	$4,510

____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.

CGP
Debt Instrument [Line Items]
Summary of Debt
CGP Debt

	March 31, 2017				December 31, 2016
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CGPH Credit Facilities
CGPH Senior Secured Revolving Credit Facility (2)	2019	variable	$—	$—	$—
CGPH Senior Secured Term Loan (3)	2021	6.25%	1,143	1,117	1,119
CGPH Notes	2022	9.38%	675	663	662
Cromwell Credit Facility (4)	2019	11.00%	171	167	167
Horseshoe Baltimore Credit and FF&E Facilities
Horseshoe Baltimore Revolving Facility Loan (5)	2018	variable	—	—	—
Horseshoe Baltimore Credit Facility (4)	2020	8.25%	296	287	287
Horseshoe Baltimore FF&E Facility (4)(6)	2019	8.75%	20	20	22
Other secured debt	2018	8.00%	5	4	4
Special Improvement District Bonds	2037	5.30%	14	14	14
Total CGP Debt			2,324	2,272	2,275
Current portion of CGP long-term debt			(20)	(20)	(21)
CGP long-term debt			$2,304	$2,252	$2,254
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate calculated as LIBOR plus 5.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.

(4)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.

(5)	Variable interest rate calculated as LIBOR plus 7.00%.

(6)	This represents an equipment financing term loan facility.

CGP Debt

	As of December 31,
	2016				2015
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CGPH Credit Facilities
CGPH Senior Secured Revolving Credit Facility (2)	2019	variable	$—	$—	$45
CGPH Senior Secured Term Loan (3)	2021	6.25%	1,146	1,119	1,126
CGPH Notes	2022	9.38%	675	662	660
Cromwell Credit Facility (4)	2019	11.00%	171	167	169
Horseshoe Baltimore Credit and FF&E Facilities
Horseshoe Baltimore Revolving Facility Loan (5)	2018	variable	—	—	—
Horseshoe Baltimore Credit Facility (4)	2020	8.25%	297	287	288
Horseshoe Baltimore FF&E Facility (4)(6)	2019	8.75%	22	22	27
Other Secured Debt	2018	8.00%	5	4	4
Special Improvement District Bonds	2037	5.30%	14	14	14
Capital lease obligations and other	2016	various	—	—	4
Total CGP Debt			2,330	2,275	2,337
Current Portion of CGP Long-Term Debt			(21)	(21)	(70)
CGP Long-Term Debt			$2,309	$2,254	$2,267
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate calculated as LIBOR plus 5.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.

(4)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.

(5)	Variable interest rate calculated as LIBOR plus 7.00%.